[LOGO]USAA(R)

                   USAA SHORT-TERM Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   NONE OF THE INCOME FROM OUR
               TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]       SUBJECT TO THE AMT...A COMMITMENT
                  WE PLAN TO KEEP IN THE FUTURE.
                          [GRAPHIC]

--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           2

FINANCIAL INFORMATION

   Distributions to Shareholders                                    13

   Independent Auditors' Report                                     14

   Portfolio of Investments                                         15

   Notes to Portfolio of Investments                                31

   Financial Statements                                             32

   Notes to Financial Statements                                    35

DIRECTORS' INFORMATION                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA SHORT-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of three years or less.

-----------------------------------------------------------------------------------------------
                                                             3/31/02              3/31/01
-----------------------------------------------------------------------------------------------
Net Assets                                               $1,147.3 Million     $1,024.1 Million
Net Asset Value Per Share                                     $10.65              $10.69
Tax-Exempt Dividends Per Share Last 12 Months                 $0.421              $0.484
Capital Gain Distributions Per Share Last 12 Months             -                   -

-----------------------------------------------------------------------------------------------
                               30 Day SEC Yield* as of 3/31/02
-----------------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                                      2.96%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2002

--------------------------------------------------------------------------------
                      Total Return  =  Dividend Return  +  Price Change
--------------------------------------------------------------------------------
10 YEARS                 4.76%      =       4.60%       +     0.16%
5 YEARS                  4.67%      =       4.52%       +     0.15%
1 YEAR                   3.60%      =       3.97%       +    -0.37%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2002

                                     [CHART]

TOTAL RETURN
---------------------
03/31/1993      6.37%
03/31/1994      2.87%
03/31/1995      4.51%
03/31/1996      5.83%
03/31/1997      4.70%
03/31/1998      6.35%
03/31/1999      4.46%
03/31/2000      2.05%
03/31/2001      6.99%
03/31/2002      3.60%

DIVIDEND RETURN
---------------------
03/31/1993      4.94%
03/31/1994      4.28%
03/31/1995      4.61%
03/31/1996      4.87%
03/31/1997      4.70%
03/31/1998      4.74%
03/31/1999      4.65%
03/31/2000      4.48%
03/31/2001      4.79%
03/31/2002      3.97%

CHANGE IN SHARE PRICE
---------------------
03/31/1993      1.43%
03/31/1994     -1.41%
03/31/1995     -0.10%
03/31/1996      0.96%
03/31/1997      0.00%
03/31/1998      1.61%
03/31/1999     -0.19%
03/31/2000     -2.43%
03/31/2001      2.20%
03/31/2002     -0.37%


         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------


                                  [CHART]

                    12-MONTH DIVIDEND YIELD COMPARISON

           USAA SHORT-TERM FUND    LIPPER SHORT-TERM MUNI DEBT FUNDS AVG
           --------------------    -------------------------------------
3/31/93             4.75                        4.47
3/31/94             4.33                        3.71
3/31/95             4.51                        4.01
3/31/96             4.73                        4.15
3/31/97             4.6                         4.18
3/31/98             4.55                        4.04
3/31/99             4.57                        3.88
3/31/00             4.52                        3.87
3/31/01             4.54                        4.09
3/31/02             3.94                        3.45

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/93 TO 3/31/02.

5

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                             [CHART]

                        CUMULATIVE PERFORMANCE COMPARISON

         USAA SHORT-TERM      LEHMAN BROS MUNI    LIPPER SHORT MUNI
             FUND               BOND INDEX         DEBT FUNDS AVG
         ---------------      ----------------    -----------------
Mar-92      10000.00             10000.00           10000.00
Apr-92      10053.83             10088.94           10056.92
May-92      10123.88             10207.75           10121.45
Jun-92      10197.11             10378.84           10192.00
Jul-92      10325.01             10690.14           10317.59
Aug-92      10287.71             10585.92           10303.35
Sep-92      10338.77             10655.17           10353.14
Oct-92      10338.97             10550.28           10361.10
Nov-92      10429.39             10739.36           10427.82
Dec-92      10479.88             10849.01           10483.59
Jan-93      10546.42             10975.29           10537.24
Feb-93      10675.35             11372.12           10647.45
Mar-93      10637.40             11251.95           10634.18
Apr-93      10686.78             11365.33           10686.79
May-93      10722.79             11429.15           10713.34
Jun-93      10795.64             11620.27           10770.86
Jul-93      10813.19             11635.21           10780.16
Aug-93      10904.54             11877.59           10855.88
Sep-93      10953.70             12013.04           10899.14
Oct-93      10969.48             12036.12           10922.80
Nov-93      10968.92             11929.87           10938.93
Dec-93      11058.44             12181.75           11009.26
Jan-94      11126.66             12320.93           11065.02
Feb-94      11061.02             12001.83           11013.15
Mar-94      10942.28             11513.00           10938.94
Apr-94      10979.80             11610.77           10964.87
May-94      11021.06             11711.25           11008.54
Jun-94      11039.78             11639.62           11015.33
Jul-94      11108.51             11853.15           11071.70
Aug-94      11151.75             11894.22           11103.88
Sep-94      11140.09             11719.74           11100.66
Oct-94      11117.61             11511.64           11080.94
Nov-94      11085.36             11303.21           11034.25
Dec-94      11149.52             11552.04           11077.31
Jan-95      11259.48             11882.34           11159.49
Feb-95      11369.12             12227.92           11253.92
Mar-95      11435.89             12368.46           11317.83
Apr-95      11467.19             12383.05           11352.36
May-95      11614.82             12778.19           11444.64
Jun-95      11616.60             12666.51           11481.67
Jul-95      11706.60             12786.34           11549.93
Aug-95      11797.74             12948.61           11609.75
Sep-95      11854.56             13030.42           11638.34
Oct-95      11925.99             13219.84           11691.81
Nov-95      12007.72             13439.47           11759.44
Dec-95      12053.56             13568.47           11809.89
Jan-96      12115.49             13670.99           11876.63
Feb-96      12116.52             13578.65           11892.39
Mar-96      12102.52             13405.19           11884.63
Apr-96      12129.12             13367.17           11902.32
May-96      12153.30             13362.07           11933.16
Jun-96      12219.72             13507.71           11980.15
Jul-96      12280.06             13629.91           12037.77
Aug-96      12316.89             13626.86           12068.92
Sep-96      12388.69             13817.30           12130.36
Oct-96      12470.34             13973.45           12197.31
Nov-96      12562.74             14229.41           12272.30
Dec-96      12588.21             14169.32           12296.65
Jan-97      12623.78             14196.14           12338.77
Feb-97      12694.89             14326.50           12397.14
Mar-97      12671.12             14135.38           12369.31
Apr-97      12732.15             14253.85           12415.64
May-97      12816.75             14468.39           12492.19
Jun-97      12892.50             14622.51           12560.72
Jul-97      13038.92             15027.50           12669.49
Aug-97      13036.24             14886.62           12671.97
Sep-97      13125.76             15063.14           12740.86
Oct-97      13175.58             15160.23           12789.38
Nov-97      13234.60             15249.51           12834.34
Dec-97      13325.33             15471.86           12908.72
Jan-98      13398.63             15631.41           12975.47
Feb-98      13435.73             15636.16           13011.27
Mar-98      13475.39             15650.08           13043.68
Apr-98      13452.04             15579.47           13045.38
May-98      13563.72             15825.92           13128.78
Jun-98      13619.07             15888.38           13174.62
Jul-98      13658.12             15928.10           13219.41
Aug-98      13773.39             16174.21           13313.44
Sep-98      13863.86             16375.85           13383.26
Oct-98      13902.30             16375.51           13432.41
Nov-98      13931.45             16432.88           13458.14
Dec-98      13985.28             16474.30           13511.32
Jan-99      14047.33             16670.17           13583.67
Feb-99      14058.61             16597.52           13597.68
Mar-99      14075.74             16620.27           13620.44
Apr-99      14128.31             16661.68           13657.76
May-99      14123.80             16565.27           13668.57
Jun-99      14061.90             16326.97           13622.48
Jul-99      14111.65             16386.38           13670.68
Aug-99      14110.87             16255.00           13677.53
Sep-99      14149.47             16261.79           13715.25
Oct-99      14144.62             16085.61           13723.87
Nov-99      14214.58             16256.70           13771.40
Dec-99      14214.99             16135.51           13776.89
Jan-00      14202.24             16065.24           13781.87
Feb-00      14268.73             16251.95           13832.51
Mar-00      14363.79             16607.03           13903.18
Apr-00      14374.33             16508.92           13924.88
May-00      14396.06             16423.04           13945.60
Jun-00      14549.92             16858.23           14054.52
Jul-00      14661.53             17092.80           14142.75
Aug-00      14760.58             17356.23           14221.03
Sep-00      14787.88             17265.93           14258.99
Oct-00      14862.04             17454.33           14316.73
Nov-00      14919.48             17586.39           14362.37
Dec-00      15072.32             18020.90           14480.40
Jan-01      15229.49             18199.46           14611.32
Feb-01      15285.17             18257.17           14657.70
Mar-01      15367.19             18420.79           14739.75
Apr-01      15339.60             18221.19           14746.02
May-01      15453.37             18417.40           14848.18
Jun-01      15536.25             18540.63           14912.17
Jul-01      15650.94             18815.26           15001.87
Aug-01      15775.33             19125.19           15109.34
Sep-01      15806.92             19061.03           15136.71
Oct-01      15889.30             19288.13           15204.31
Nov-01      15852.33             19125.53           15190.26
Dec-01      15840.54             18944.60           15201.67
Jan-02      15947.12             19273.20           15290.83
Feb-02      16054.07             19505.39           15370.53
Mar-02      15921.94             19123.16           15278.37

     DATA FROM 3/31/92 THROUGH 3/31/02.

The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the following benchmarks:

         o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

         o The Lipper Short Municipal Debt Funds Average, an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

              [CHART]

                            LIPPER INDEX COMPARISON

                USAA SHORT-TERM FUND     LIPPER SHORT MUNICIPAL DEBT FUNDS INDEX
                --------------------     ---------------------------------------
 12/30/1994         10,000.00                         10,000.00
     Jan-95         10,098.63                         10,077.00
     Feb-95         10,196.96                         10,165.00
     Mar-95         10,256.84                         10,226.00
     Apr-95         10,284.91                         10,249.00
     May-95         10,417.32                         10,348.00
     Jun-95         10,418.92                         10,383.00
     Jul-95         10,499.64                         10,445.00
     Aug-95         10,581.39                         10,495.00
     Sep-95         10,632.35                         10,513.00
     Oct-95         10,696.41                         10,569.00
     Nov-95         10,769.72                         10,630.00
     Dec-95         10,810.83                         10,674.00
     Jan-96         10,866.37                         10,742.00
     Feb-96         10,867.30                         10,756.00
     Mar-96         10,854.75                         10,720.01
     Apr-96         10,878.60                         10,730.77
     May-96         10,900.29                         10,754.40
     Jun-96         10,959.86                         10,794.66
     Jul-96         11,013.98                         10,849.06
     Aug-96         11,047.01                         10,870.92
     Sep-96         11,111.41                         10,923.38
     Oct-96         11,184.65                         10,986.01
     Nov-96         11,267.51                         11,054.68
     Dec-96         11,290.36                         11,072.04
     Jan-97         11,322.26                         11,114.12
     Feb-97         11,386.04                         11,161.51
     Mar-97         11,364.72                         11,141.65
     Apr-97         11,419.46                         11,180.08
     May-97         11,495.34                         11,246.79
     Jun-97         11,563.28                         11,306.75
     Jul-97         11,694.60                         11,394.83
     Aug-97         11,692.20                         11,397.04
     Sep-97         11,772.48                         11,460.41
     Oct-97         11,817.17                         11,502.86
     Nov-97         11,870.10                         11,539.21
     Dec-97         11,951.48                         11,605.68
     Jan-98         12,017.23                         11,666.28
     Feb-98         12,050.50                         11,697.79
     Mar-98         12,086.07                         11,727.56
     Apr-98         12,065.13                         11,729.40
     May-98         12,165.29                         11,799.63
     Jun-98         12,214.94                         11,841.28
     Jul-98         12,249.96                         11,881.85
     Aug-98         12,353.35                         11,963.56
     Sep-98         12,434.49                         12,022.00
     Oct-98         12,468.96                         12,066.66
     Nov-98         12,495.11                         12,092.91
     Dec-98         12,543.39                         12,137.11
     Jan-99         12,599.04                         12,201.30
     Feb-99         12,609.16                         12,216.96
     Mar-99         12,624.52                         12,240.52
     Apr-99         12,671.68                         12,274.15
     May-99         12,667.63                         12,280.78
     Jun-99         12,612.11                         12,248.99
     Jul-99         12,656.73                         12,291.95
     Aug-99         12,656.04                         12,299.72
     Sep-99         12,690.65                         12,332.77
     Oct-99         12,686.30                         12,340.93
     Nov-99         12,749.05                         12,383.81
     Dec-99         12,749.41                         12,388.79
     Jan-00         12,737.98                         12,397.09
     Feb-00         12,797.62                         12,439.54
     Mar-00         12,882.87                         12,498.78
     Apr-00         12,892.33                         12,515.78
     May-00         12,911.82                         12,536.65
     Jun-00         13,049.81                         12,630.90
     Jul-00         13,149.92                         12,705.91
     Aug-00         13,238.76                         12,776.00
     Sep-00         13,263.25                         12,805.60
     Oct-00         13,329.76                         12,861.56
     Nov-00         13,381.27                         12,905.86
     Dec-00         13,518.36                         13,000.76
     Jan-01         13,659.32                         13,112.27
     Feb-01         13,709.26                         13,156.24
     Mar-01         13,782.82                         13,222.31
     Apr-01         13,758.08                         13,233.50
     May-01         13,860.12                         13,320.09
     Jun-01         13,934.46                         13,372.49
     Jul-01         14,037.32                         13,446.18
     Aug-01         14,148.89                         13,533.30
     Sep-01         14,177.22                         13,564.83
     Oct-01         14,251.11                         13,625.92
     Nov-01         14,217.95                         13,613.35
     Dec-01         14,207.37                         13,623.40
     Jan-02         14,302.97                         13,700.32
     Feb-02         14,398.89                         13,768.00
     Mar-02         14,280.38                         13,690.42


DATA FROM 12/30/94 THROUGH 3/31/02.

The graph illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper Index's inception on December 30, 1994.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Clifford A. Gladson, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2001, TO MARCH 31, 2002?

         Your USAA Short-Term Fund provided a total return of 3.60% vs. an average return of 3.35% for the 40 funds in Lipper Short Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 3.94%, well above the 3.45% average of its Lipper category. The Fund also ranked 1 out of 7 funds in the Lipper Short Municipal Debt Funds category for the 10-year period ending March 31, 2002.

                        [LOGO]LIPPER LEADER  [LOGO]LIPPER LEADER
                              PRESERVATION          CONSISTENT
                                                      RETURN

         Lipper named the Fund a Lipper Leader for both preservation of capital and consistent return within the Lipper Fixed-Income and Short Municipal Debt Funds categories, respectively, for the period ending March 31, 2002.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 5 FOR THE LIPPER AVERAGE DEFINITION.

         THE FUND RANKED 13 OUT OF 40 FUNDS AND 3 OUT OF 26 FUNDS IN THE LIPPER SHORT MUNICIPAL DEBT FUNDS CATEGORY FOR THE ONE-YEAR AND FIVE-YEAR PERIODS ENDING MARCH 31, 2002, RESPECTIVELY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                                 *  *  *  *  *

         THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE PERIOD ENDING MARCH 31, 2002.

WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

         Even before the events of September 11, 2001, the economy was experiencing higher unemployment claims, reduced levels of capital spending, and disappointing corporate profits. In an effort to stimulate economic growth, the Federal Reserve Board (the Fed) cut short-term interest rates 3.25%.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5%
         RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE
         2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE
         PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND 10-YEAR MORNINGSTAR RATING METRICS. THE USAA SHORT-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME PERIODS: 1,658 FUNDS IN THE LAST THREE YEARS, 1,507 FUNDS IN THE LAST FIVE YEARS, AND 505 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA SHORT-TERM FUND RECEIVED A MORNINGSTAR RATING OF 5 STARS FOR EACH OF THE THREE-,
         FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

         LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS. LIPPER LEADER FOR PRESERVATION RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN AVOIDING PERIODS OF LOSSES RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS.

         THE USAA SHORT-TERM FUND WAS RATED AMONG 29 SHORT MUNICIPAL DEBT FUNDS FOR CONSISTENT RETURN AND AMONG 3,569 FIXED-INCOME FUNDS FOR PRESERVATION FOR THE THREE YEARS ENDED MARCH 31, 2002. TWENTY PERCENT OF FUNDS ANALYZED IN EACH RATING CATEGORY ARE NAMED LIPPER LEADERS. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS, ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

         Although money market yields have fallen, yields for long-term securities have edged slightly higher. The yields on one-year high-quality municipal bonds dropped -1.07%, while the yields on four-year issues rose 0.03%. The credit market appears to believe that higher levels of economic activity will prompt the Fed to raise interest rates to keep inflation under control.

HOW CAN THE FUND REDUCE PRICE VOLATILITY IF SHORT-TERM RATES INCREASE?

         In a bond fund, the volatility of the share price depends on the degree of interest rate sensitivity of its portfolio of bonds. Remember, interest rates and bond prices move in opposite directions. For example, when rates rise, the price of a bond falls.

         Currently, the federal funds rate (the rate banks charge each other for overnight loans) is 1.75%. When short-term rates rebound, investors will face the risk that comes with rising interest rates.

         As the manager of the USAA Short-Term Fund, I try to offset the negative effects of rising rates with variable-rate demand notes (VRDNs). VRDNs possess a demand feature that allows the holder to sell the bond back to the issuer at par value (100% of the face value) with notice of seven days or less. The price of VRDNs remains at par despite fluctuations in interest rates, so they can help reduce the volatility of a fund's share price. I use these bonds judiciously as part of an overall strategy to manage risk in a portfolio, especially in volatile times like the present.

WHAT OTHER STRATEGIES DID YOU EMPLOY DURING THE PERIOD?

         In anticipation of the stimulative effects of lower short-term interest rates on the economy, I allowed the Fund's weighted

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         average maturity to shorten to 2.3 years. In an effort to maintain a high relative level of income, we purchased short-term pollution control revenue bonds from electric utilities in stable operating environments.

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

         The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low-income housing. A municipal default is unusual because:

              o Most municipal revenues are relatively stable and predictable.

              o Municipals have much lower event risk. Cities don't make leveraged buyouts.

              o The annual budget and debt issuance are scrutinized by
                rival politicians, news media, and taxpayer groups.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

         It appears that low short-term interest rates seem to have paved the way for renewed economic growth. As the recovery gains momentum, I expect both money market and short-term interest rates to rise. I hope to use the rise in short-term rates to increase the Fund's tax-exempt income distributions.

11

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

Taxable Equivalent Yields

To match the USAA Short-Term Fund's closing 30-day SEC yield of 2.96%, and assuming marginal federal tax rates of: 27.00% 30.00% 35.00% 38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:     4.05%   4.23%   4.55%   4.82%

         This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

         SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                      3/31/02

AAA                                             18%
Cash Equivalents                                28%
BB                                               1%
BBB                                             23%
A                                               19%
AA                                              11%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories A and BBB account for 1.2% and 0.5%, respectively, of the Fund's investments and are included in the appropriate categories above.

         YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-30.

13

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA SHORT-TERM FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA SHORT-TERM FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Short-Term Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Short-Term Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

15

P O R T F O L I O
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                  of INVESTMENTS

USAA SHORT-TERM FUND
March 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in that the interest rate is adjusted at a stipulated time, such as monthly or quarterly, to a rate that reflects current market conditions. However, these securities do not offer the right to sell the security at face value prior to maturity.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA SHORT-TERM FUND
March 31, 2002

         (ETM)       Escrowed to final maturity.
         (PRE)       Prerefunded to a date prior to maturity.
         (LOC)       Enhanced by a bank letter of credit.
         (LIQ)       Enhanced by a bank or nonbank liquidity agreement.
         (NBGA)      Enhanced by a nonbank guarantee agreement.
         (INS)       Scheduled principal and interest payments are
                     insured by:
                     (1)  MBIA, Inc.
                     (2)  AMBAC Financial Group, Inc.
                     (3)  Financial Guaranty Insurance Co.
                     (4)  Financial Security Assurance Holdings Ltd.
                     (5)  Radian Asset Assurance, Inc.
                     (6)  ACA Financial Guaranty Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN        Bond Anticipation Note
         COP        Certificate of Participation
         GO         General Obligation
         IDA        Industrial Development Authority/Agency
         IDB        Industrial Development Board
         IDRB       Industrial Development Revenue Bond
         ISD        Independent School District
         MFH        Multifamily Housing
         MLO        Municipal Lease Obligation
         PCRB       Pollution Control Revenue Bond
         RAN        Revenue Anticipation Note
         RB         Revenue Bond
         TRAN       Tax Revenue Anticipation Note

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (48.0%)
               ALABAMA (0.1%)
  $ 1,000      Prattville Industrial Development PCRB,
                 Series 1998                                        4.90%              9/01/2008         $      992

               ALASKA (0.4%)
    6,500      North Slope Borough GO,
                 Series 1998A (INS)(1,a)                            4.60               6/30/2008              4,894

               ARIZONA (1.0%)
               Maricopa County Hospital RB,
    2,260        Series 1997                                        5.25               4/01/2002              2,260
    3,045        Series 1997                                        5.35               4/01/2003              3,092
    2,180        Series 1997                                        5.35               4/01/2004              2,237
    3,685      Prescott Health Care Facility IDA RB,
                 Series 2001                                        4.50              10/17/2006              3,642

               CALIFORNIA (0.2%)
               Sacramento Cogeneration Auth. RB,
      900        Series 1995                                        5.90               7/01/2002                908
      900        Series 1995                                        6.00               7/01/2003                935

               COLORADO (0.8%)
    5,000      Adams County IDRB, Series 1983                       4.95              12/01/2003              5,004
               Denver Health and Hospital Auth. RB,
    1,180        Series 1998A                                       5.13              12/01/2006              1,202
    1,250        Series 1998A                                       5.25              12/01/2007              1,275
    1,250        Series 1998A                                       5.25              12/01/2008              1,262
      175        Series 2001A                                       5.00              12/01/2004                178
      150        Series 2001A                                       5.25              12/01/2006                154
      370        Series 2001A                                       5.25              12/01/2007                380

               CONNECTICUT (0.7%)
               Mashantucket (Western) Pequot Tribe RB,
    1,250        Series 1996A (ETM)(c)                              6.25               9/01/2002              1,273
    1,250        Series 1996A(c)                                    6.25               9/01/2002              1,267
    1,480        Series 1996A (ETM)(c)                              6.25               9/01/2003              1,556
    1,520        Series 1996A(c)                                    6.25               9/01/2003              1,575
    1,235        Series 1996A (ETM)(c)                              6.50               9/01/2006              1,375
    1,265        Series 1996A(c)                                    6.50               9/01/2006              1,345

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA (0.4%)
               Hospital RB,
  $ 1,450        Series 1996A (ETM) (INS)(1)                        5.00%              8/15/2002         $    1,467
    1,530        Series 1996A (ETM) (INS)(1)                        5.50               8/15/2003              1,590
    1,610        Series 1996A (ETM) (INS)(1)                        5.50               8/15/2004              1,698

               GEORGIA (0.4%)
    4,000      Camden County Development Auth. PCRB,
                 Series 1997                                        5.25               4/01/2002              4,001

               HAWAII (0.4%)
    4,720      Honolulu GO, Series 1999C (INS)(3)                   5.00               7/01/2008              4,911

               IDAHO (0.3%)
               Health Facilities Auth. RB,
      810        Series 1998                                        4.65               5/01/2005                816
      860        Series 1998                                        5.38               5/01/2006                886
      950        Series 1998                                        5.38               5/01/2007                977
    1,005        Series 1998                                        5.38               5/01/2008              1,026

               ILLINOIS (3.8%)
   20,000      Chicago Board of Education GO,
                 Series 1999A (INS)(3,a)                            4.50              12/01/2009             13,907
   16,265      Chicago Water RB, Series 1997 (INS)(3,a)             5.00              11/01/2005             14,240
               Health Facilities Auth. RB,
      920        Series 2001 (Decatur Memorial Hospital)            4.38              10/01/2006                914
      990        Series 2001 (Decatur Memorial Hospital)            4.50              10/01/2007                978
      945        Series 2001A (Edward Hospital) (INS)(4)            4.10               2/15/2006                949
    1,925        Series 2001A (Edward Hospital) (INS)(4)            4.20               2/15/2007              1,921
    2,000        Series 2001A (Edward Hospital) (INS)(4)            4.25               2/15/2008              1,983
    1,195        Series 2001A (Edward Hospital) (INS)(4)            5.00               2/15/2009              1,227
    7,391      Sangamon County MLO RB(b)                            5.05              12/15/2005              7,548

               INDIANA (0.3%)
    3,000      Health Facility Financing Auth. RB,
                 Series 1999A (INS)(1)                              5.00              11/01/2009              3,085

               IOWA (0.5%)
    4,850      Clinton Refunding IDRB, Series 2000                  5.80              11/01/2005              5,166

19

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               LOUISIANA (3.9%)
  $ 3,600      Calcasieu Parish IDB RB, Series 2001                 4.80%             12/01/2006         $    3,691
   11,310      De Soto Parish PCRB, Series 1993A                    5.05              12/01/2002             11,403
               Jefferson Parish School Board RB,
    3,170        Series 1998 (INS)(4,a)                             4.80               9/01/2007              2,505
    2,090        Series 1998 (INS)(4,a)                             4.90               3/01/2008              1,601
    2,600      Lake Charles Harbor and Terminal District RB,
                 Series 1990                                        5.50               5/01/2006              2,632
    5,000      Offshore Terminal Auth. RB, Series 1992B             6.20               9/01/2003              5,231
               Plaquemines Port, Harbor and Terminal
                 District RB,
    5,250        Series 1985B                                       5.00               9/01/2007              5,243
    9,000        Series 1985C                                       5.00               9/01/2007              8,988
    3,440      St. Charles Parish PCRB                              7.63               6/01/2003              3,461

               MAINE (1.2%)
               Jay PCRB,
    5,500        Series 1994A                                       4.65               9/01/2002              5,519
    8,305        Series 1994B                                       4.70               6/01/2002              8,317

               MASSACHUSETTS (2.1%)
               Health and Educational Facilities Auth.RB,
    3,445        Series 1998B (INS)(6)                              5.00               7/01/2006              3,521
    3,645        Series 1998B (INS)(6)                              5.25               7/01/2007              3,735
    1,640        Series 1998B (INS)(6)                              5.25               7/01/2008              1,676
   14,000      State GO, Series 2000B                               5.50               6/01/2008             15,031

               MICHIGAN (1.5%)
               Hospital Finance Auth. RB, Central
                 Michigan Hospital,
      275        Series 1996                                        5.70              10/01/2002                277
      285        Series 1996                                        5.80              10/01/2003                291
               Hospital Finance Auth. RB, Genesys
                 Health System Medical Center,
    2,500        Series 1998A (ETM)                                 5.50              10/01/2006              2,672
    1,500        Series 1998A (ETM)                                 5.50              10/01/2007              1,600
    1,000        Series 1998A (ETM)                                 5.50              10/01/2008              1,073
    5,800      Monroe Economic Development Corp. PCRB,
                 Series 1997                                        5.00               2/01/2003              5,925
    4,800      Wayne County COP (INS)(2)                            5.63               5/01/2011              5,104

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               MINNESOTA (0.5%)
               St. Paul Housing and Redevelopment
                 Auth. Hospital RB,
  $   675        Series 1997A                                       5.00%             11/01/2003         $      650
    1,410        Series 1997A                                       5.10              11/01/2004              1,329
    1,485        Series 1997A                                       5.20              11/01/2005              1,371
    1,560        Series 1997A                                       5.30              11/01/2006              1,410
    1,645        Series 1997A                                       5.35              11/01/2007              1,460

               MISSISSIPPI (1.1%)
    7,185      Hospital Equipment and Facilities Auth. RB,
                 Series 2000                                        5.75              12/01/2005              7,210
               Jones County Hospital RB,
    1,000        Series 1997                                        5.00              12/01/2005              1,009
    1,050        Series 1997                                        5.00              12/01/2006              1,055
    1,105        Series 1997                                        5.10              12/01/2007              1,108
    1,155        Series 1997                                        5.20              12/01/2008              1,150
      550      Lincoln County Hospital RB,
                 Series 1998A (INS)(5)                              5.00               4/01/2004                563

               MISSOURI (1.3%)
    9,000      Kansas City IDA PCRB,
                 Series 2002(d)                                     4.50               4/01/2006              8,982
               St. Louis Airport Project Double Barrel RB,
    1,500        Series 2000                                        6.25               1/01/2003              1,527
    1,750        Series 2000                                        6.00               1/01/2004              1,801
    3,000        Series 2000                                        6.00               1/01/2005              3,074

               MONTANA (0.2%)
    2,420      State Lottery Commission MLO, No. 169b               5.12               4/29/2004              2,455

               NEBRASKA (0.4%)
               Investment Finance Auth. Hospital RB,
      465        Series 1997 (INS)(5)                               4.90              11/15/2005                480
      440        Series 1997 (INS)(5)                               5.00              11/15/2006                454
      410        Series 1997 (INS)(5)                               5.00              11/15/2007                421
      505        Series 1997 (INS)(5)                               5.05              11/15/2008                518
    2,570      O'Neil IDRB, Series 2001                             4.80               5/01/2009              2,511

21

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               NEVADA (0.3%)
  $ 3,700      Overton Power District No. 5 RB,
                 Series 2001A                                       5.00%              4/01/2002         $    3,700

               NEW YORK (10.5%)
               Dormitory Auth. RB, Community
                 Enhancement Facilities,
    1,675        Series 1999B                                       4.00               4/01/2005              1,699
    1,740        Series 1999B                                       4.00               4/01/2006              1,758
    5,000      Dormitory Auth. RB, Good Samaritan
                 Hospital, Series 1998A (INS)(5)                    5.50               7/01/2009              5,450
               Dormitory Auth. State Univ. RB,
    7,500        Series 1995A                                       5.40               5/15/2002              7,535
    1,000        Series 1996                                        5.10               5/15/2002              1,004
   20,360      Long Island Power Auth. RB,
                 Series 1998A (INS)(4,a)                            5.15               6/01/2006             17,405
      230      Madison County IDA RB,
                 Series 2001 (INS)(5)                               3.50               2/01/2003                232
    3,000      Nassau County GO, Series 2000F                       7.00               3/01/2003              3,105
               New York City GO,
    4,900        Series 1998F                                       5.50               8/01/2006              5,197
    6,420        Series 1998F                                       5.50               8/01/2007              6,794
    5,815        Series 1999F                                       4.88               8/01/2010              5,858
    3,000        Series 1999H                                       5.00               3/15/2008              3,083
    3,750        Series 2001A                                       5.00               5/15/2007              3,876
    3,940        Series 2001A                                       5.00               5/15/2008              4,051
   10,000      New York City Transitional Finance Auth. RB,
                  Series 1999A                                      5.00               8/15/2008             10,418
      390      Oneida Health Care Corp. RB,
                 Series 2001 (INS)(5)                               3.50               2/01/2003                394
    4,040      State MLO COP                                        4.90               8/01/2002              4,080
    2,035      State MLO COP                                        5.00               2/01/2003              2,085
   11,165      The City Univ. of New York COP                       5.75               8/15/2003             11,649
               Thruway Auth. Highway and Bridge
                 Trust Fund Bonds,
   10,000        Series 1999B (INS)(3)                              5.00               4/01/2008             10,424
    7,650        Series 2000B (INS)(3)                              5.50               4/01/2008              8,175
    2,015      Ulster County IDA RB, Series 1999 (NBGA)             5.20              11/15/2009              2,046
    4,400      Urban Development Corp. RB, Series 1993              5.25               1/01/2003              4,504

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               OHIO (0.5%)
               Franklin County Health Care Facilities RB,
  $ 1,000        Series 1997                                        4.70%              7/01/2002         $    1,001
    1,000        Series 1997                                        4.80               7/01/2003              1,004
      500        Series 1997                                        5.00               7/01/2004                503
    1,425        Series 1997                                        5.00               7/01/2005              1,424
    1,000        Series 1997                                        5.10               7/01/2006                994
      475        Series 1997                                        5.15               7/01/2007                469
      600        Series 1997                                        5.25               7/01/2008                587

               OKLAHOMA (1.5%)
               Holdenville Industrial Auth. RB,
    1,380        Series 1995 (ETM)                                  6.15               7/01/2004              1,468
      510        Series 1995 (ETM)                                  6.35               7/01/2006                557
   14,540      Housing Development Auth. RB,
                 Series 1997A                                       4.75              12/01/2002             14,585

               PENNSYLVANIA (0.7%)
    4,400      East Hempfield Township IDA RB,
                 Series 1985                                        5.25              12/01/2005              4,429
    3,990      Hampden IDA RB, Series 1999                          4.70               1/01/2007              4,057

               PUERTO RICO (0.9%)
               Electric Power Auth. RB,
    5,000        Series 1997AA                                      5.00               7/01/2003              5,151
    5,000        Series 1997AA                                      5.00               7/01/2004              5,202

               SOUTH DAKOTA (0.2%)
    2,095      Sioux Falls Health Care Facilities RB,
                 Series 2001                                        4.50              10/01/2006              2,088

               TENNESSEE (0.2%)
    2,810      Springfield Hospital RB, Series 1998                 4.90               8/01/2008              2,742

               TEXAS (9.0%)
               Abilene Higher Education Facilities Corp. RB,
      130        Series 1995 (ETM)                                  5.60              10/01/2002                132
      870        Series 1995                                        5.60              10/01/2002                883
    4,000      Affordable Housing Corp. RB,
                 Series 2002A (INS)(1)                              4.05               9/01/2007              3,938

23

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
  AMOUNT       SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------

  $ 3,235      Austin Higher Education Auth. RB,
                 Series 1998                                        4.80%              8/01/2009         $    3,164
               Bexar County Limited Tax GO,
    1,800        Series 1999(a)                                     4.35               6/15/2006              1,519
    3,355        Series 1999(a)                                     4.45               6/15/2007              2,674
               Duncanville ISD GO,
    2,095        Series 2001A (NBGA)(a)                             4.31               2/15/2007              1,696
    2,095        Series 2001A (NBGA)(a)                             4.42               2/15/2008              1,606
   13,100      Gulf Coast Waste Disposal Auth. RB,
                 Series 2001                                        4.20              11/01/2006             12,975
      750      Harlandale ISD School Refunding Bonds,
                 Series 2000 (NBGA)(a)                              5.10               8/15/2008                562
               Harrison County Health Facilities
                 Development Corp. RB,
    1,010        Series 1998 (INS)(6)                               4.80               1/01/2006              1,023
    1,055        Series 1998 (INS)(6)                               4.80               1/01/2007              1,057
    1,110        Series 1998 (INS)(6)                               4.90               1/01/2008              1,108
    3,000      Houston ISD GO, Series 1999A(a)                      4.55               2/15/2009              2,175
               Houston ISD Public Facility Corp. MLO RB,
    3,885        Series 1998A (INS)(2,a)                            4.85               9/15/2007              3,062
    3,885        Series 1998A (INS)(2,a)                            4.90               9/15/2008              2,901
    4,805        Series 1998B (INS)(2,a)                            4.85               9/15/2007              3,786
    5,260        Series 1998B (INS)(2,a)                            4.90               9/15/2008              3,928
               Lewisville RB,
    7,990        Series 1996 (PRE) (LOC)                            5.00               5/01/2021              8,387
    3,495        Series 1998 (INS)(6)                               5.00               9/01/2010              3,463
    2,870      Northeast Hospital Auth. RB,
                 Series 1997                                        5.40               5/15/2003              2,917
    8,150      Plano ISD GO, Series 2001 (NBGA)(a)                  4.42               2/15/2008              6,248
    7,160      Tarrant County Water District No. 1 RB,
                 Series 1993                                        4.63               3/01/2004              7,255
   10,000      TRAN, Series 2001A                                   3.75               8/29/2002             10,082
               Tyler Health Facilities Development Corp. RB,
    2,700        Series 1997A                                       5.00               7/01/2003              2,704
    3,120        Series 1997A                                       5.00               7/01/2004              3,122
    1,625        Series 1997A                                       5.13               7/01/2005              1,625
    1,100        Series 1997A                                       5.20               7/01/2006              1,100
    1,125        Series 1997A                                       5.30               7/01/2007              1,121
    1,340      Water Resources Finance Auth. RB,
                 Series 1999 (INS)(2)                               4.50               8/15/2007              1,350

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               Wylie ISD GO,
  $ 2,380        Series 2001 (NBGA)(a)                              4.29%              8/15/2007         $    1,880
    1,385        Series 2001 (NBGA)(a)                              4.40               8/15/2008              1,036
    3,380        Series 2001 (NBGA)(a)                              4.50               8/15/2009              2,388

               VIRGINIA (0.5%)
               Halifax County IDA Hospital RB,
    1,100        Series 1998                                        4.50               9/01/2005              1,113
      600        Series 1998                                        4.65               9/01/2007                600
      500        Series 1998                                        4.75               9/01/2008                499
               Newport News IDA IDRB,
    1,650        Series 2000                                        5.50               9/01/2006              1,767
    2,000        Series 2000                                        5.50               9/01/2008              2,156

               WEST VIRGINIA (0.7%)
    7,500      Kanawha County PCRB, Series 1997                     5.25               4/01/2002              7,502

               WISCONSIN (1.5%)
               Health and Educational Facilities Auth. RB,
      410        Series 1997                                        5.10              12/15/2005                411
      430        Series 1997                                        5.20              12/15/2006                430
      455        Series 1997                                        5.25              12/15/2007                453
      475        Series 1997                                        5.30              12/15/2008                467
    4,000      Juneau County BAN                                    4.80               9/01/2005              4,096
    6,885      Kenosha GO, Series 1998B (INS)(4),(a)                4.50              10/15/2008              5,129
    6,595      Waterford Union High School District GO              5.30               3/01/2003              6,679
                                                                                                         ----------
               Total fixed-rate instruments (cost: $543,353)                                                551,082
                                                                                                         ----------

              PUT BONDS(29.5%)
              ALABAMA (1.3%)
   15,000     Birmingham Special Care Facilities
                Financing Auth. RB, Series 2000A-2                  6.00              11/15/2028             15,401

              ALASKA (1.1%)
              Valdez Marine Terminal RB,
    3,000       Series 1994A                                        2.90               5/01/2031              2,985
   10,000       Series 1994B                                        3.10               5/01/2031              9,998

25

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               ARIZONA (0.7%)
  $ 8,560      Tolleson Municipal Finance Corp. RB,
                 Series 1998                                        2.10%              5/01/2015         $    8,560

               CALIFORNIA (1.3%)
    6,610      Fresno MFH RB, Series 1997A                          4.88               1/01/2028              6,762
    5,000      Statewide Community Development Auth. RB,
                 Series 1999F                                       5.30               6/01/2029              5,084
    3,475      Woodland MFH RB, Series 1994A                        6.05              12/01/2024              3,499

               DISTRICT OF COLUMBIA (1.8%)
   20,000      MedStar Health, Inc. RB, Series 2001A                6.40               8/15/2031             20,533

               FLORIDA (0.7%)
    8,500      Miami Beach Health Facilities Auth. RB,
                 Series 2001B                                       5.50              11/15/2035              7,914

               INDIANA (1.9%)
   10,000      Development Finance Auth. PCRB,
                 Series 1998A                                       4.75               3/01/2025              9,956
   12,300      Princeton PCRB, Series 1996                          3.25               3/01/2019             12,305

               KANSAS (1.6%)
               Burlington Environmental Improvement RB,
    6,000        Series 1998A                                       3.25               9/01/2015              6,016
    9,255        Series 1998B                                       3.25               9/01/2015              9,279
    2,500        Series 1998D                                       3.25              10/01/2017              2,506

               LOUISIANA (4.1%)
   14,285      Public Facilities Auth. RB,
                 Series 1985B-1 (INS)(2)                            5.00              12/01/2015             14,330
               St. Charles Parish PCRB,
   12,000        Series 1999B                                       4.85               6/01/2030             12,023
   19,860        Series 1999C                                       5.35              10/01/2029             20,104

               MAINE (0.3%)
    3,650      Biddeford Industrial RB, Series 1983                 3.30              12/01/2008              3,657

               MASSACHUSETTS (0.9%)
   10,500      Health and Educational Facilities Auth. RB,
                 Series A (LOC)                                     4.50              10/01/2026             10,515

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               MICHIGAN (0.9%)
               Hospital Finance Auth. RB,
  $ 5,000        Series 1999A                                       5.30%             11/15/2033         $    5,135
    5,000        Series 1999A                                       5.20              11/15/2033              5,149

               NEW YORK (0.8%)
    9,400      Brookhaven IDA RB, Series 2001                       4.38              11/01/2031              9,241

               OHIO (1.7%)
    6,500      Air Quality Development Auth. RB,
                 Series 1999B                                       4.30               6/01/2033              6,500
    4,000      Air Quality Facilities RB, Series 1988A              4.85               2/01/2015              4,023
    5,000      Mahoning County Healthcare Facilities RB,
                 Series 2002 (LOC)                                  4.00               4/01/2022              4,979
    4,155      Water Development PCRB, Series 1998A                 5.35              10/01/2030              4,189

               OKLAHOMA (1.3%)
   15,000      Development Finance Auth. PCRB,
                 Series 1999                                        4.88               6/01/2014             15,371

               PENNSYLVANIA (0.9%)
    5,000      Beaver County IDA PCRB, Series 1999A                 4.65               6/01/2033              5,018
    5,205      Derry Township Industrial and
                 Commercial Development Auth. RB,
                 Series 2000A (LOC)                                 4.88              11/01/2030              5,207

               SOUTH DAKOTA (0.7%)
    7,620      Rapid City Health Facility RB,
                 Series 2001                                        4.50              11/01/2021              7,590

               TEXAS (6.2%)
   11,000      Brazos River Auth. RB, Series 1999B                  5.20              12/01/2018             11,184
    2,000      Denton ISD Bonds, Series 2000 (NBGA)                 3.45               8/01/2030              1,977
    3,000      Lewisville RB, Series 2001 (LOC)                     4.13               5/01/2031              2,975
   25,000      Matagorda County Navigation District 1
                 PCRB, Series 1999A                                 3.75               5/01/2030             24,831
   16,500      Matagorda County Navigation District 1 RB,
                 Series 1999C                                       5.20               5/01/2029             16,744
   13,000      Sabine River Auth. PCRB, Series 2001C                4.00               5/01/2028             12,962

27

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               VIRGINIA (0.9%)
  $10,000      Henrico County Economic Development
                 Auth. RB, Series 2000                              5.75%             11/15/2030         $   10,435

               WYOMING (0.4%)
    4,210      Community Development Auth. Housing RB,
                 Series 1997-3                                      5.25               6/01/2017              4,211
                                                                                                         ----------
                 Total put bonds (cost: $337,490)                                                           339,148
                                                                                                         ----------

               VARIABLE-RATE DEMAND NOTES(21.4%)
               ALABAMA (1.8%)
   21,200      McIntosh IDRB, Series 1998D                          1.40               7/01/2028             21,200

               ARKANSAS (0.5%)
    5,175      Texarkana IDRB, Series 1991                          2.25               3/01/2021              5,175

               CALIFORNIA (1.8%)
    4,000      Orange County Improvement Bonds,
                 District 88-1 (LOC)                                1.45               9/02/2018              4,000
   16,735      State GO, Series PA-722R (LIQ)c                      1.98               6/01/2021             16,735

               COLORADO (1.1%)
    2,000      General Improvement District GO 287/42,
                 Series 2000 (LOC)                                  1.60              12/01/2031              2,000
   10,500      Moffat County PCRB,
                 Series 1984 (LIQ) (INS)2                           1.60               7/01/2010             10,500

               FLORIDA (5.6%)
    9,500      Capital Trust Agency MFH RB,
                 Series 1999A (NBGA)c                               1.63              12/01/2032              9,500
               Dade County IDA RB,
    1,000        Series 1985B (LOC)                                 1.50               1/01/2016              1,000
    3,300        Series 1985D (LOC)                                 1.50               1/01/2016              3,300
      100        Series 1993                                        1.50               6/01/2021                100
   16,200      Escambia County PCRB, Series 1997                    1.50               7/01/2022             16,200
    5,500      Gulf Breeze Healthcare Facilities RB,
                 Series 1999 (NBGA)c                                1.63               1/01/2024              5,500

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
  $20,565      Housing Finance Agency RB,
                 Series 1991E (NBGA)                                2.65%             10/01/2005         $   20,565
    2,100      Jacksonville Health Facilities Auth. IDRB,
                 Series 2000B (LOC)                                 1.50               3/01/2030              2,100
    6,300      Lee County Hospital Board Directors RB,
                 Series 1995A                                       1.55               4/01/2025              6,300

               GEORGIA (0.1%)
    1,100      Burke County Development Auth. PCRB,
                 Series 1995                                        1.45               9/01/2025              1,100

               ILLINOIS (0.1%)
      560      West Frankfort Commercial
                 Redevelopment RB                                   3.68               4/01/2007                560

               IOWA (0.5%)
    6,250      Storm Lake Higher Education Facilities RB,
                 Series 2000 (LIQ)                                  1.80              11/01/2015              6,250

               KENTUCKY (0.2%)
    2,000      Middletown RB, Series 1999 (LOC)                     1.65               7/01/2012              2,000

               LOUISIANA (0.1%)
      700      East Baton Rouge Parish PCRB,
                 Series 1993                                        1.45               3/01/2022                700

               MICHIGAN (0.6%)
    7,300      Job Development Auth. PCRB,
                 Series 1985 (LOC)                                  3.95              10/01/2008              7,300

               MINNESOTA (0.3%)
    4,000      St. Paul Port Auth. IDRB, Series 1993                3.73               9/01/2006              4,000

               MISSOURI (0.2%)
    2,050      Health and Educational Facilities Auth. RB,
                 Series 2001A (LOC)                                 1.50               8/01/2031              2,050

               NEW YORK (0.1%)
    1,300      Long Island Power Auth. RB,
                 Series 1B (LOC) (NBGA)                             1.40               5/01/2033              1,300

29

P O R T F O L I O
=================----------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

PRINCIPAL                                                         COUPON                   FINAL             MARKET
   AMOUNT      SECURITY                                             RATE                MATURITY              VALUE
-------------------------------------------------------------------------------------------------------------------
               OHIO (0.5%)
  $ 5,300      Economic Development RB,
                 Series 1983 (LOC)                                  2.45%             10/01/2003         $    5,300

               OREGON (1.9%)
    6,500      Lane County PCRB, Series 1994                        3.73               4/01/2005              6,500
   15,000      Port of Portland Public Grain Elevator RB,
                 Series 1984 (LOC)                                  3.23              12/01/2014             15,000

               PENNSYLVANIA (0.8%)
    9,000      Berks County IDA RB, Series 1982 (NBGA)              2.35               7/01/2016              9,000

               WEST VIRGINIA (0.2%)
    2,100      Marshall County RB, Series 1997                      1.45               3/01/2009              2,100

               WISCONSIN (1.1%)
   10,000      Oak Creek PCRB, Series 1986                          1.70               8/01/2016             10,000
    2,700      Whitefish Bay Village RB,
                 Series 2000 (LOC)                                  1.65               4/01/2020              2,700

               WYOMING (3.9%)
               Converse County PCRB,
   17,000        Series 1988                                        3.00               1/01/2014             17,000
   10,000        Series 1992                                        2.60               7/01/2006             10,000
               Sweetwater County PCRB,
   15,000        Series 1984                                        2.45              12/01/2014             15,000
    3,200        Series 1992A                                       2.60               4/01/2005              3,200
                                                                                                         ----------
               Total variable-rate demand notes (cost: $245,235)                                            245,235
                                                                                                         ----------

               ADJUSTABLE-RATE NOTES (0.9%)
               CALIFORNIA (0.9%)
   10,000      State 2001-02 RAN, Index Notes,
                 Series B (cost: $10,000)                           1.68               6/28/2002             10,000
                                                                                                         ----------

               TOTAL INVESTMENTS (COST: $1,136,078)                                                      $1,145,465
                                                                                                         ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)

USAA SHORT-TERM FUND
March 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
---------------------------------------------------------------------------------------------
Electric Utilities                    21.7%       Agricultural Products                  2.1%
Hospital                              13.6        Specialty Chemicals                    1.8
General Obligation                    12.6        Single-Family Housing                  1.6
Nursing/CCRC                           4.4        Special Assessment/Tax/Fee             1.6
Multifamily Housing                    4.3        Toll Roads                             1.6
Electric/Gas Utility                   4.0        Airport/Port                           1.5
Appropriated Debt                      3.6        Automobile Manufacturers               1.4
Education                              2.8        Diversified Chemicals                  1.3
Integrated Oil & Gas                   2.7        Municipal Finance                      1.3
Water/Sewer Utility                    2.7        Other                                  8.7
Paper Products                         2.3                                              ----
Escrowed Bonds                         2.2        Total                                 99.8%
                                                                                        ====

PORTFOLIO SUMMARY BY STATE
---------------------------------------------------------------------------------------------
Alabama                3.2%       Iowa                  1.0%       Ohio                  2.7%
Alaska                 1.5        Kansas                1.6        Oklahoma              2.8
Arizona                1.7        Kentucky              0.2        Oregon                1.9
Arkansas               0.5        Louisiana             8.1        Pennsylvania          2.4
California             4.2        Maine                 1.5        Puerto Rico           0.9
Colorado               1.9        Massachusetts         3.0        South Dakota          0.9
Connecticut            0.7        Michigan              3.0        Tennessee             0.2
District of Columbia   2.2        Minnesota             0.8        Texas                15.2
Florida                6.3        Mississippi           1.1        Virginia              1.4
Georgia                0.5        Missouri              1.5        West Virginia         0.9
Hawaii                 0.4        Montana               0.2        Wisconsin             2.6
Idaho                  0.3        Nebraska              0.4        Wyoming               4.3
Illinois               3.9        Nevada                0.3                             ----
Indiana                2.2        New York             11.4        Total                99.8%
                                                                                        ====

31

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA SHORT-TERM FUND
March 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, these securities represented 8.3% of the Fund's net assets.

         (b) Illiquid securities valued using methods determined by a pricing service under general supervision of the Company's Board of Directors. At March 31, 2002, these securities represented 0.9% of the Fund's net assets.

         (c) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such, are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At March 31, 2002, these securities represented 3.5% of the Fund's net assets.

         (d) At March 31, 2002, the cost of securities purchased on a delayed-delivery basis, including when-issued securities, was $9,000,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA SHORT-TERM FUND
March 31, 2002

ASSETS

   Investments in securities, at market value (identified cost of $1,136,078)   $1,145,465
   Cash                                                                                627
   Receivables:
      Capital shares sold                                                              796
      Interest                                                                      12,366
                                                                                ----------
         Total assets                                                            1,159,254
                                                                                ----------

LIABILITIES

   Securities purchased                                                              9,000
   Capital shares redeemed                                                           2,001
   USAA Investment Management Company                                                  272
   USAA Transfer Agency Company                                                         37
   Accounts payable and accrued expenses                                                57
   Dividends on capital shares                                                         596
                                                                                ----------
         Total liabilities                                                          11,963
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,147,291
                                                                                ==========

REPRESENTED BY:

   Paid-in capital                                                              $1,141,149
   Accumulated net realized loss on investments                                     (3,245)
   Net unrealized appreciation of investments                                        9,387
                                                                                ----------
         Net assets applicable to capital shares outstanding                    $1,147,291
                                                                                ==========
   Capital shares outstanding                                                      107,684
                                                                                ==========
   Authorized shares of $.01 par value                                             190,000
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    10.65
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA SHORT-TERM FUND
Year ended March 31, 2002

NET INVESTMENT INCOME

   Interest income                                                               $47,680
                                                                                 -------
   Expenses:
      Management fees                                                              3,057
      Administrative and servicing fees                                            1,122
      Transfer agent's fees                                                          510
      Custodian's fees                                                               200
      Postage                                                                         54
      Shareholder reporting fees                                                      68
      Directors' fees                                                                  5
      Registration fees                                                               95
      Professional fees                                                               63
      Other                                                                           39
                                                                                 -------
         Total expenses                                                            5,213
      Expenses paid indirectly                                                      (140)
                                                                                 -------
         Net expenses                                                              5,073
                                                                                 -------
            Net investment income                                                 42,607
                                                                                 -------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                                                  (1)
   Change in net unrealized appreciation/depreciation                             (4,598)
                                                                                 -------
            Net realized and unrealized loss                                      (4,599)
                                                                                 -------
   Increase in net assets resulting from operations                              $38,008
                                                                                 =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA SHORT-TERM FUND
Years ended March 31,

FROM OPERATIONS                                                      2002           2001
                                                               -------------------------

   Net investment income                                       $   42,607     $   45,531
   Net realized gain (loss) on investments                             (1)            42
   Change in net unrealized appreciation/depreciation
      of investments                                               (4,598)        21,413
                                                               -------------------------
         Increase in net assets resulting from operations          38,008         66,986
                                                               -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                          (42,607)       (45,531)
                                                               -------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      424,747        304,749
   Dividend reinvestments                                          34,970         37,175
   Cost of shares redeemed                                       (331,970)      (306,856)
                                                               -------------------------
      Increase in net assets from
         capital share transactions                               127,747         35,068
                                                               -------------------------
Net increase in net assets                                        123,148         56,523

NET ASSETS

   Beginning of period                                          1,024,143        967,620
                                                               -------------------------
   End of period                                               $1,147,291     $1,024,143
                                                               =========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                     39,594         28,915
   Shares issued for dividends reinvested                           3,262          3,526
   Shares redeemed                                                (30,974)       (29,109)
                                                               -------------------------
      Increase in shares outstanding                               11,882          3,332
                                                               =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

35

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          to FINANCIAL Statements

USAA SHORT-TERM FUND
March 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

              A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
March 31, 2002

                 Net realized gain (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                 The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                       2002              2001
                 ---------------------------------------------------------------
                 Tax-exempt income                  $42,607,000      $45,531,000
                 Long-term capital gains                --               --

                 As of March 31, 2002, the components of net assets on a tax basis were as follows:

                 Undistributed tax-exempt income                    $   596,000
                 Accumulated net realized loss on investments        (3,245,000)
                 Net unrealized appreciation of investments           9,293,000

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended

37

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          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
March 31, 2002

                 March 31, 2002, custodian fee offset arrangements reduced expenses by $140,000.

              E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                 - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, net outstanding delayed-delivery and when-issued commitments for the Fund were $9,000,000.

              F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2)LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
March 31, 2002

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $3,151,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $242,520,000 and $168,935,000, respectively.

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $1,136,172,000.

         Gross unrealized appreciation and depreciation of investment at March 31, 2002, for federal income tax purposes, were $12,631,000 and $3,338,000, respectively.

39

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
March 31, 2002

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

                 Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the top 10 largest funds in the Lipper Short Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the perfor-mance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
March 31, 2002

                 (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------
+/-0.20% to 0.50%               +/-0.04%
+/-0.51% to 1.00%               +/-0.05%
+/-1.01% and greater            +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

41

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA SHORT-TERM FUND
March 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------
                                         2002         2001        2000         1999        1998
                                   ------------------------------------------------------------
Net asset value at
       beginning of period         $    10.69   $    10.46    $  10.72   $    10.74    $  10.57
                                   ------------------------------------------------------------
Income from investment operations:
   Net investment income                  .42          .48         .47          .49         .49
   Net realized and
    unrealized gain (loss)               (.04)         .23        (.26)        (.02)        .17
                                   ------------------------------------------------------------
Total from investment operations          .38          .71         .21          .47         .66
                                   ------------------------------------------------------------
Less distributions:
   From net investment income            (.42)        (.48)       (.47)        (.49)       (.49)
                                   ------------------------------------------------------------
Net asset value at end of period   $    10.65   $    10.69    $  10.46   $    10.72    $  10.74
                                   ============================================================
Total return (%)*                        3.60         7.00        2.05         4.46        6.35
Net assets at end of period (000)  $1,147,291   $1,024,143    $967,620   $1,033,560    $970,805
Ratio of expenses to
   average net assets (%)                 .48(a)       .38         .38          .38         .39
Ratio of net investment income to
   average net assets (%)                3.90         4.60        4.48         4.55        4.57
Portfolio turnover (%)                  20.67        19.43       18.88         7.34        7.91

  * Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

               * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                 AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

43

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00--present); President and Chief Operating Officer of USAA (6/99--3/00); Director of USAA (2/99--present); Deputy Chief Executive Officer for Capital Management of USAA (6/98--5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97--present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97--present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01--present). Senior Vice President of Investment Sales and Service, IMCO (7/00--2/01); Vice President, Investment Sales and Service, IMCO (12/94--7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID G. PEEBLES(4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98--present); Senior Vice President, Equity Investments, IMCO (11/98--present); Vice President, Equity Investments,

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 IMCO (2/88--11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92--present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02--present); Staff Analyst, Southwest Research Institute (9/98--3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75--9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95--present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal

45

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96--present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94--9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85--present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00--present); Senior Vice President, Fixed Income Investments, IMCO (12/99--present); Vice President, Mutual Fund Portfolios, IMCO (09/94--12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99--present); Vice President, Corporate Counsel, USAA (1982--01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02--present); Vice President, Securities Counsel & Compliance, IMCO (7/00--1/02); Assistant Vice President, Securities Counsel, USAA (2/98--7/00); and Executive Director, Securities Counsel, USAA (9/96--2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

47

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-- present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97--5/01); Assistant Vice President, Capital Markets, RealCo (1/96--12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01--present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00--10/01); Director, Mutual Fund Analysis, IMCO (9/99--6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98--8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93--7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph. D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph. D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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